UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  November 30, 2012

EXPLANATORY NOTE - The Registrant is filing this amendment to its Form N-CSR for the period ended November 30, 2012, originally filed with the Securities and Exchange Commission on February 8, 2013 (Accession Number 0001398344-13-000588), to replace the Financial Highlight section, page 37 of the Small-Cap Core Fund Annual report to shareholders in Item 1 of the Form N-CSR.  Other than the aforementioned revision, this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way.

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks All-Cap Core Fund
(Class A:  CZOAX)
(Class C: CZOCX)

Zacks Market Neutral Fund
(Class A:  ZMNAX)
(Class C:  ZMNCX)

Zacks Small-Cap Core Fund
(ZSCCX)

ANNUAL REPORT
November 30, 2012

www.zacksfunds.com

Zacks All-Cap Core Fund
Zacks Market Neutral Fund
Zacks Small-Cap Core Fund
a series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance and Summary	5
Schedules of Investments	8
Statements of Assets and Liabilities	25
Statements of Operations	27
Statements of Changes in Net Assets	29
Statement of Cash Flows	32
Financial Highlights	33
Notes to Financial Statements	38
Report of Independent Registered Public Accounting Firm	45
Supplemental Information	46
Expense Example	50

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zack All-Cap Core Fund, the Zacks Market Neutral Fund, and the Zacks Small-Cap Core Fund.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Shareholder Letter

Performance as of November 30, 2012		Average Annual Total Returns
		One Year	One Year	Since Inception1	Since Inception1
	Ticker	With Sales Load	Without Sales Load	With Sales Load	Without Sales Load
Zacks All-Cap Core Fund
Class A	CZOAX	6.11%	12.58%	2.41%	3.28%
Russell 3000 Index2		n/a	15.95%	n/a	4.02%
Gross Expense Ratio3: 2.03%

Zacks Market Neutral Fund
Class A	ZMNAX	-4.06%	1.78%	-3.30%	-1.97%
Citigroup 3-Month T-Bill Index2		n/a	0.07%	n/a	0.22%
Gross Expense Ratio3: 4.52%

		One Year	One Year	Since Inception1	Since Inception1
		With Sales Load	Without Sales Load	With Sales Load	Without Sales Load
Zacks Small-Cap Core Fund	ZSCCX	n/a	17.33%	n/a	6.02%
Russell 2000 Index2		n/a	13.09%	n/a	0.96%
Gross Expense Ratio3: 229.27%

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  To obtain performance information current to the most recent month-end, please call 1-888-453-4003.

1.
The inception date of the Zacks All-Cap Core Fund (formerly known as the Zacks Multi-Cap Opportunities Fund) is December 5, 2005.  The inception date of the Zacks Market Neutral Fund is July 24, 2008.  The inception date of the Zacks Small-Cap Core Fund is June 30, 2011.

2.
The Russell 3000 Index is a broadly diversified and unmanaged index that tracks the performance of approximately 3,000 of the largest publicly-traded U.S. stocks. The Citigroup 3-Month T-Bill Index consists of equal dollar amounts of three-month Treasury bills that are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. Index returns reflect the reinvestment of all distributions.  The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe.  The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index.  It is not possible to invest directly in an index.

3.
Zacks Investment Management, Inc. has contractually agreed to waive a portion of its advisory fees and/or assume certain expenses so that Total Annual Fund Operating Expenses for each Fund do not exceed 1.65% with respect to Class A Shares for the Zacks All-Cap Core Fund and the Zacks Market Neutral Fund and does not exceed 1.39% for the Zacks Small-Cap Core Fund.

A 2.00% redemption fee may apply for Fund Shares redeemed within 30 days of purchase.  The maximum sales charge for Class A Shares of each Fund is 5.75%.  The performance returns reflect a fee waiver in effect and without the fee waiver, returns would have been reduced. Performance of Fund classes will differ.

The Zacks Funds are distributed by IMST Distributors, LLC.  This material must be preceded or accompanied by a current prospectus.

Dear Shareholders:

We are pleased to provide the annual report for the Zacks Market Neutral Fund, Zacks All-Cap Core Fund and the Zacks Small-Cap Core Fund for the one year period ending November 30, 2012. During the past year the firm has maintained its investment methodology of using earnings estimate revisions in the investment process which seeks to generate returns in excess of the funds’ benchmarks.

Market Neutral Fund

The Zacks Market Neutral Fund put in a respectable showing for the one year period. The 1.78% net return compares favorably to the Citigroup 3-month T-Bill benchmark, which returned 0.07% for the same period.

In the first half of 2012 equities were much more sensitive to earnings data than they were in the second half of 2012. Market catalyst in the second half of 2012 were headline driven (i.e. Political and fiscal uncertainty), which led to the Funds underperformance due to our process which identifies opportunity based on fundamentals.

This type of investment environment produced a high degree of correlation among U.S. stocks and asset classes in general. Zacks continues to maintain complete market neutrality striving to avoid even the slightest exposures.  This strategy tends to do well relative to its benchmark in market environments that are dictated by corporate earnings and fundamentals which was evident in the performance during the first half of the year. We will continue to execute our market neutral process where we are long stocks with improving fundamentals and short stocks with deterioration fundamentals.

All-Cap Core Fund

The Zacks All-Cap Core Fund, net of fees and expenses, returned 12.58 % for the year.  The fund trailed its Benchmark, the Russell 3000, which returned 15.95%.

Similar to the Market Neutral Fund, equity selection is based on both earnings and fundamental models. Thus, the first half of the year produced stronger returns than the second half. We continue to believe that identifying companies that have high scores within our ranking methodology, possess distinct competitive advantages, receive consistent upward earnings and revenue estimate revisions and have improving fundamentals, will allow us to generate excess risk adjusted returns relative to our benchmark over full market cycles.

Small-Cap Core Fund

Zacks Small-Cap Core Fund handily beats 17.33% compared to its benchmark the Russell 2000 which returned 13.09%.

The period was marked by financial and political uncertainties in both the US and abroad. The timely actions of central banks in the US and Europe, and expectations for steady improvement in the US economy, kept the markets relatively calm. If the market gains more confidence that the US economy will continue on its growth path, and the central banks remain supportive of the markets, increased risk appetite on part of investors would continue to produce better returns for small-cap stocks.

Conclusion

The overall U.S. financial market backdrop remains positive. Valuations remain attractive for stocks, the world economy appears headed towards more growth, and the risks from event-driven politics appear to be falling away. We remain bullish on U.S. equities in 2013, as equities remain attractive based on relative valuations compared to bonds.

Sincerely,

Ben Zacks	Mitchell Zacks
Portfolio Co-Manager	Portfolio Co-Manager
Zacks Funds	Zacks Funds

Risks and Other Considerations

The views expressed in this report reflect those of the portfolio managers only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

Investment Risk. An investment in the Funds is subject to risks, and you could lose money on your investment. There can be no assurance that a Fund will achieve its investment objective.

Equity Risk. A principal risk of investing in the Funds is equity risk, which is the risk that the value of the securities held by a Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by a Fund participate, or factors relating to specific companies in which a Fund invests.

Risks of Mid-Cap and Small-Cap Companies. The securities of small-cap or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

Income and Distribution Risk. The income that shareholders receive from a Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments a Fund receives can vary widely and there is no guarantee that they will be paid at all.

Foreign Investment Risk. Although the Funds will limit their investment in securities of foreign issuers to ADRs and Canadian issuers, a Fund’s investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments.

Short Sales Risk.  As part of its investment strategies, the Zacks Market Neutral Fund will sell stocks short.  There are risks involved in selling stock short including the possibility that the Fund may not be able to close out a short position at a particular time or at a particular price.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Please refer to the prospectus for more complete risk information.  In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information.

Past Performance is no guarantee of future results.  Performance shown represents that of the Fund’s Class A Shares at NAV.

Zacks All-Cap Core Fund
FUND PERFORMANCE AND SUMMARY at November 30, 2012

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares, made at its inception and including payment of the maximum sales charge of 5.75%, with a similar investment in the Russell 3000 Index. Results include the reinvestment of all dividends and capital gains. Results for the Fund’s Class C shares would be different.

The Russell 3000 Index is a broad representation of the U.S. equity market.

The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and is not possible to invest in an index.

Average Annual Total Returns as of November 30, 2012
Share Class	One Year	Three Years*	Five Years*	Since Inception* (12/5/05)
Unadjusted for sales charges or CDSC
Class A	12.58%	10.58%	-0.15%	3.28%
Class C	11.72%	9.75%	-0.88%	2.51%
Adjusted for the maximum sales charge or CDSC
Class A	6.11%	8.42%	-1.33%	2.41%
Class C	10.72%	9.75%	-0.88%	2.51%
Russell 3000 Index	15.95%	11.80%	1.67%	4.02%
*Annualized  Return

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted and may be obtained by calling 1-888-453-4003 or by visiting www.zacksfunds.com.

Gross and net expense ratios for Class A shares are 2.03% and 1.66% respectively, and for the Class C shares are 2.78% and 2.41% respectively, which are the amounts stated in the current prospectus.  The Advisor has contractually waived fees through April 1, 2015 (when it will automatically renew for an additional one year period.)

Total returns adjusted for the maximum sales charge or CDSC reflect payment of the maximum sales charge of 5.75% for Class A shares and the contingent deferred sales charge of 1.00% for Class C shares if redeemed within 12 months of purchase and 0.50% if Class C shares are redeemed during months 13-18. The total returns of individual share classes will differ due to varying sales charges and expenses between the classes. Returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns

Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee. The Advisor has waived fees or expenses; absent such waivers, the Fund's returns would have been lower.

Zacks Market Neutral Fund
FUND PERFORMANCE AND SUMMARY at November 30, 2012

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares, made at its inception and including payment of the maximum sales charge of 5.75%, with a similar investment in the Citigroup 3 Month T-Bill Index. Results include the reinvestment of all dividends and capital gains. Results for the Fund’s Class C shares would be different.

The Citigroup 3 Month T-Bill Index consists of equal dollar amounts of three-months Treasury bills that are purchased at the beginning of each of three consecutive months. As of each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. It is not possible to invest directly in an index.  Performance for the Citigroup 3 Month T-Bill Index is not available from 7/24/08 (the Fund’s inception date). For that reason, performance for the benchmark is shown from July 31, 2008.

The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and is not possible to invest in an index.

Average Annual Total Returns as of November 30, 2012
Share Class	One Year	Two Years*	Three Years*	Since Inception* (7/24/08)
Unadjusted for sales charges or CDSC
Class A	1.78%	2.98%	1.76%	-1.97%
Class C	1.07%	2.22%	1.03%	-2.68%
Adjusted for the maximum sales charge or CDSC
Class A	-4.06%	-0.04%	-0.22%	-3.30%
Class C	0.07%	2.22%	1.03%	-2.68%
Citigroup 3 Month T-Bill Index	0.07%	0.08%	0.09%	0.22%
  * Annualized Return

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted and may be obtained by calling 1-888-453-4003 or by visiting www.zacksfunds.com.

Gross and net expense ratios for Class A shares are 4.52% and 4.22% respectively, and for the Class C shares are 5.27% and 4.97% respectively, which are the amounts stated in the current prospectus.  The Advisor has contractually waived fees through April 1, 2015.

Total returns adjusted for the maximum sales charge or CDSC reflect payment of the maximum sales charge of 5.75% for Class A shares and the contingent deferred sales charge of 1.00% for Class C shares if redeemed within 12 months of purchase and 0.50% if Class C shares are redeemed during months 13-18. The total returns of individual share classes will differ due to varying sales charges and expenses between the classes. Returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns

Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee. The Advisor has waived fees or expenses; absent such waivers, the Fund's returns would have been lower.

Zacks Small-Cap Core Fund
FUND PERFORMANCE AND SUMMARY at November 30, 2012

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception with a similar investment in the Russell 2000 Index.  Results include reinvestment of all dividends and capital gains.

The Russell 2000 Value measures the performance of the small-cap value segment of the U.S. equity universe. This Index does not reflect expenses, fees or sales charge, which would lower performance. This Index is unmanaged and it is not possible to invest in this Index.

Total Returns as of November 30, 2012

	One Year	Since Inception* 6/30/11
Zacks Small-Cap Core Fund	17.33%	6.02%
Russell 2000 Index	13.09%	0.96%
*Annualized Return

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance quoted and may be obtained by calling 1-888-453-4003 or by visiting www.zacksfunds.com.

Gross and Net Expense Ratio for the Fund are 229.27% and 1.39% which are the amounts stated in the current prospectus as of the date of this report.  The contractual fee waivers are in effect through April 1, 2015, and it may be terminated by the Trust’s Board of Trustees.

Returns reflect the reinvestment of distributions made by the Fund and do not reflect the deduction of taxes a shareholder would pay on the Fund distributions or the redemption of Fund shares.

Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee. The Fund's advisor has waived fees or expenses; absent such waivers, the Fund's returns would have been lower.

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2012

Number of Shares		Value

	COMMON STOCKS – 98.0%
	CONSUMER DISCRETIONARY – 9.5%
3,790	Ethan Allen Interiors, Inc.	$109,948
4,612	Home Depot, Inc.	300,103
8,500	Macy's, Inc.	328,950
5,630	Mattel, Inc.	211,181
6,932	MDC Holdings, Inc.	244,284
6,130	Ross Stores, Inc.	348,920
2,500	Scholastic Corp.	70,150
5,185	Time Warner, Inc.	245,250
3,810	Ulta Salon Cosmetics & Fragrance, Inc.	382,067
5,300	Walt Disney Co.	263,198
		2,504,051
	CONSUMER STAPLES – 13.9%
4,975	Coca-Cola Co.	188,652
3,151	Colgate-Palmolive Co.	341,884
7,162	Dr. Pepper Snapple Group, Inc.	321,216
1,677	Energizer Holdings, Inc.	133,758
5,815	H.J. Heinz Co.	339,945
6,531	Hain Celestial Group, Inc.*	393,623
3,838	Hershey Co.	281,210
5,533	Ingredion, Inc.	359,368
4,039	Kimberly-Clark Corp.	346,223
17,561	Kroger Co.	460,801
3,609	McCormick & Co., Inc.	232,997
3,867	Wal-Mart Stores, Inc.	278,501
		3,678,178
	ENERGY – 9.9%
2,377	Apache Corp.	183,243
5,672	Chevron Corp.	599,474
5,758	Clean Energy Fuels Corp.*	76,351
4,698	Ensco PLC - Class A	273,565
5,930	Exxon Mobil Corp.	522,670
13,665	Marathon Oil Corp.	421,565
971	Oil States International, Inc.*	68,669
3,323	Royal Dutch Shell PLC - ADR	229,553
3,323	Schlumberger Ltd.	237,993
		2,613,083
	FINANCIALS – 14.8%
3,724	American Express Co.	208,172
8,064	Ares Capital Corp.	143,055
2,635	BlackRock, Inc.	519,200

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2012

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
11,110	Citigroup, Inc.	$384,073
13,751	East West Bancorp, Inc.	290,834
6,531	Hospitality Properties Trust - REIT	148,254
3,907	Jones Lang LaSalle, Inc.	320,413
7,104	JPMorgan Chase & Co.	291,832
8,480	Marsh & McLennan Cos., Inc.	298,665
7,706	MetLife, Inc.	255,762
5,758	Rayonier, Inc. - REIT	286,954
5,950	Travelers Cos., Inc.	421,379
11,058	U.S. Bancorp	356,731
		3,925,324
	HEALTH CARE – 12.6%
938	Air Methods Corp.*	102,401
4,420	Amgen, Inc.	392,496
5,730	Bio-Reference Labs, Inc.*	150,871
7,591	Community Health Systems, Inc.*	223,631
7,936	Hanger, Inc.*	207,209
2,070	McKesson Corp.	195,553
8,115	Merck & Co., Inc.	359,494
10,833	Myriad Genetics, Inc.*	311,124
2,205	Perrigo Co.	228,218
12,261	Pfizer, Inc.	306,770
5,500	Sirona Dental Systems, Inc.*	344,355
6,503	Teva Pharmaceutical Industries Ltd. - ADR	262,396
2,663	Watson Pharmaceuticals, Inc.*	234,371
		3,318,889
	INDUSTRIALS – 7.8%
2,222	A.O. Smith Corp.	139,875
4,211	Applied Industrial Technologies, Inc.	168,566
4,154	Cintas Corp.	172,142
2,000	Flowserve Corp.	277,100
1,535	Hubbell, Inc. - Class B	129,324
7,178	MasTec, Inc.*	163,946
2,277	Middleby Corp.*	290,067
2,062	Snap-on, Inc.	163,805
3,983	United Parcel Service, Inc. - Class B	291,197
3,208	Wabtec Corp.	271,461
		2,067,483
	INFORMATION TECHNOLOGY – 18.5%
2,475	3D Systems Corp.*	110,657

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2012

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
2,155	Akamai Technologies, Inc.*	$78,916
655	Apple, Inc.	383,359
7,575	Broadcom Corp. - Class A	245,279
9,454	eBay, Inc.*	499,360
16,244	EMC Corp.*	403,176
1,010	FEI Co.	55,580
595	Google, Inc. - Class A*	415,530
7,133	IAC/InterActiveCorp	336,321
1,747	International Business Machines Corp.	332,052
16,960	Mentor Graphics Corp.*	253,213
6,073	Microsemi Corp.*	116,237
19,824	Nuance Communications, Inc.*	440,886
4,227	QUALCOMM, Inc.	268,922
3,294	RADWARE Ltd.*	105,276
7,258	Sourcefire, Inc.*	357,311
4,220	Splunk, Inc.	127,444
3,304	Teradata Corp.*	196,522
6,302	TIBCO Software, Inc.*	157,865
		4,883,906
	MATERIALS – 4.0%
2,868	Ashland, Inc.	203,399
9,053	Barrick Gold Corp.	312,600
3,638	Monsanto Co.	333,204
1,632	PPG Industries, Inc.	202,809
		1,052,012
	TELECOMMUNICATION SERVICES – 3.1%
16,444	AT&T, Inc.	561,234
10,197	Vodafone Group PLC - ADR	263,082
		824,316
	UTILITIES – 3.9%
6,703	American States Water Co.	304,986
7,505	California Water Service Group	135,090
3,265	Northeast Utilities	126,486
4,182	Pinnacle West Capital Corp.	215,206
8,623	Westar Energy, Inc.	247,480
		1,029,248
	TOTAL COMMON STOCKS (Cost $21,578,480)	25,896,490

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2012

Number of Shares		Value

	EXCHANGE-TRADED FUNDS – 0.7%
6,982	SPDR S&P Regional Banking ETF	$192,563

	TOTAL EXCHANGE-TRADED FUNDS (Cost $201,987)	192,563

Principal Amount

	SHORT-TERM INVESTMENTS – 1.1%
$299,571	UMB Money Market Fiduciary Fund, 0.01%1	299,571
	TOTAL SHORT-TERM INVESTMENTS (Cost $299,571)	299,571
	TOTAL INVESTMENTS – 99.8% (Cost $22,080,038)	26,388,624
	Other Assets in Excess of Liabilities – 0.2%	55,675
	Total Net Assets – 100.0%	$26,444,299

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund
SUMMARY OF INVESTMENTS
As of November 30, 2012

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	18.5%
Financials	14.8%
Consumer Staples	13.9%
Health Care	12.6%
Energy	9.9%
Consumer Discretionary	9.5%
Industrials	7.8%
Materials	4.0%
Utilities	3.9%
Telecommunication Services	3.1%
Total Common Stocks	98.0%
Exchange-Traded Funds	0.7%
Short-Term Investments	1.1%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2012

Number of Shares		Value

	COMMON STOCKS – 86.0%
	CONSUMER DISCRETIONARY – 16.8%
10,408	Dick's Sporting Goods, Inc.1	$546,524
10,960	Foot Locker, Inc.1	392,806
24,794	Grupo Televisa S.A.B. - ADR1	586,874
23,999	Leggett & Platt, Inc.1	668,372
13,060	Lennar Corp. - Class A1	496,802
9,580	Lowe's Cos., Inc.1	345,742
16,540	Macy's, Inc.1	640,098
11,453	Mattel, Inc.1	429,602
6,530	Polaris Industries, Inc.1	553,809
3,007	Ross Stores, Inc.1	171,159
13,170	TJX Cos., Inc.1	583,958
3,682	VF Corp.1	590,998
2,746	Whirlpool Corp.1	279,653
		6,286,397
	CONSUMER STAPLES – 9.9%
16,993	Coca-Cola Co.1	644,374
6,170	Green Mountain Coffee Roasters, Inc.*1	226,254
10,158	H.J. Heinz Co.1	593,837
9,159	Hain Celestial Group, Inc.*1	552,013
7,318	Hershey Co.1	536,190
7,818	Ingredion, Inc.1	507,779
24,576	Kroger Co.1	644,874
		3,705,321
	ENERGY – 0.8%
7,710	Tenaris S.A. - ADR1	307,938

	FINANCIALS – 4.4%
17,670	Hospitality Properties Trust - REIT1	401,109
11,344	Rayonier, Inc. - REIT1	565,385
11,340	SLM Corp.1	187,677
15,270	U.S. Bancorp1	492,610
		1,646,781
	HEALTH CARE – 13.1%
6,522	Abbott Laboratories1	423,930
6,310	Amgen, Inc.1	560,328
2,746	Bio-Rad Laboratories, Inc. - Class A*1	286,929
16,660	Community Health Systems, Inc.*1	490,804
9,628	Cyberonics, Inc.*1	497,768
—	Express Scripts Holding Co.*1	1
7,080	McKesson Corp.1	668,847

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2012

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
11,672	Merck & Co., Inc.1	$517,070
9,520	Orthofix International N.V.*1	354,620
10,930	Teva Pharmaceutical Industries Ltd. - ADR1	441,025
2,960	Thermo Fisher Scientific, Inc.1	188,108
8,720	UnitedHealth Group, Inc.1	474,281
		4,903,711
	INDUSTRIALS – 15.6%
11,160	Celadon Group, Inc.1	192,845
2,965	Deere & Co.1	249,208
21,440	Deluxe Corp.1	617,472
19,850	Granite Construction, Inc.1	607,410
14,714	Healthcare Services Group, Inc.1	346,073
5,468	IDEX Corp.1	245,787
3,190	Kirby Corp.*1	184,637
4,250	Snap-on, Inc.1	337,620
7,230	Teledyne Technologies, Inc.*1	455,490
14,714	Textainer Group Holdings Ltd.1	444,069
3,136	UniFirst Corp.1	221,308
5,230	Union Pacific Corp.1	642,139
3,776	United Parcel Service, Inc. - Class B1	276,063
7,530	United Technologies Corp.1	603,228
2,294	W.W. Grainger, Inc.1	445,082
		5,868,431
	INFORMATION TECHNOLOGY – 17.3%
733	Apple, Inc.1	429,010
8,208	Broadridge Financial Solutions, Inc.1	193,791
7,677	Check Point Software Technologies Ltd.*1	354,447
23,718	EMC Corp.*1	588,681
6,335	Fair Isaac Corp.1	271,265
270	Google, Inc. - Class A*1	188,560
8,504	Intel Corp.1	166,423
2,731	International Business Machines Corp.1	519,081
10,020	Liquidity Services, Inc.*1	411,421
27,463	Nuance Communications, Inc.*1	610,777
17,258	Procera Networks, Inc.*1	356,378
8,025	QUALCOMM, Inc. 1	510,551
9,820	Symantec Corp.*1	184,223
18,116	Synopsys, Inc.*1	594,205
11,562	TIBCO Software, Inc.*1	289,628
22,688	Total System Services, Inc. 1	498,002

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2012

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
5,510	Trimble Navigation Ltd.*1	$306,576
		6,473,019
	MATERIALS – 4.5%
9,159	Eastman Chemical Co. 1	557,325
34,266	Harry Winston Diamond Corp.*1	487,263
18,241	Packaging Corp. of America1	664,702
		1,709,290
	TELECOMMUNICATION SERVICES – 2.6%
18,881	AT&T, Inc. 1	644,409
12,750	Vodafone Group PLC - ADR1	328,950
		973,359
	UTILITIES – 1.0%
11,344	NorthWestern Corp. 1	393,523

	TOTAL COMMON STOCKS (Cost $27,562,406)	32,267,770

	EXCHANGE-TRADED FUNDS – 0.8%
3,920	iShares Russell 2000 Value Index Fund1	286,944

	TOTAL EXCHANGE-TRADED FUNDS (Cost $267,776)	286,944

Principal Amount

	SHORT-TERM INVESTMENTS – 14.8%
$5,556,749	UMB Money Market Fiduciary Fund, 0.01%1,2	5,556,749

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,556,749)	5,556,749

	TOTAL INVESTMENTS – 101.6% (Cost $33,386,931)	38,111,463
	Liabilities in Excess of Other Assets – (1.6)%	(611,499)

	TOTAL NET ASSETS – 100.0%	$37,499,964

Number of Shares

SECURITIES SOLD SHORT – 87.3%
COMMON STOCKS – 83.4%
CONSUMER DISCRETIONARY – 18.4%
(1,680)	AutoZone, Inc.*	(644,734)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2012

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
(12,764)	Bravo Brio Restaurant Group, Inc.*	$(174,229)
(2,540)	Chipotle Mexican Grill, Inc.*	(670,001)
(10,160)	Deckers Outdoor Corp.*	(389,026)
(5,850)	Family Dollar Stores, Inc.	(416,520)
(19,830)	Finish Line, Inc. - Class A	(409,093)
(10,439)	Johnson Controls, Inc.	(287,490)
(11,470)	Kohl's Corp.	(512,135)
(8,785)	Lululemon Athletica, Inc.*	(630,587)
(10,790)	National CineMedia, Inc.	(154,297)
(14,730)	New Oriental Education & Technology Group - ADR	(296,957)
(8,301)	Nordstrom, Inc.	(449,001)
(630)	NVR, Inc.*	(566,899)
(3,450)	Ralph Lauren Corp.	(541,961)
(16,010)	Staples, Inc.	(187,317)
(20,500)	Thomson Reuters Corp.	(564,570)
		(6,894,817)
	CONSUMER STAPLES – 9.4%
(7,677)	Campbell Soup Co.	(282,130)
(12,190)	Cia de Bebidas das Americas - ADR	(507,226)
(15,230)	Hormel Foods Corp.	(472,282)
(11,850)	Kellogg Co.	(657,201)
(3,930)	Monster Beverage Corp.*	(204,556)
(8,110)	Post Holdings, Inc.	(279,308)
(30,271)	Safeway, Inc.	(517,937)
(12,280)	Sanderson Farms, Inc.	(589,072)
		(3,509,712)
	ENERGY – 1.4%
(9,070)	Cameco Corp.	(164,893)
(19,770)	McMoRan Exploration Co.*	(168,638)
(3,480)	Targa Resources Corp.	(174,313)
		(507,844)
	FINANCIALS – 3.4%
(10,142)	American International Group, Inc.*	(336,004)
(66,098)	Banco Santander S.A. - ADR	(506,311)
(14,410)	MSCI, Inc.*	(417,890)
		(1,260,205)
	HEALTH CARE – 12.5%
(13,529)	Alere, Inc.*	(250,286)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2012

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
(15,890)	Align Technology, Inc.*	$(435,227)
(12,249)	AstraZeneca PLC - ADR	(582,317)
(6,304)	Baxter International, Inc.	(417,766)
(7,443)	Becton, Dickinson and Co.	(570,655)
(68,020)	Health Management Associates, Inc. - Class A*	(540,759)
(11,344)	Owens & Minor, Inc.	(310,599)
(8,690)	Quest Diagnostics, Inc.	(502,108)
(3,330)	Sanofi - ADR	(148,585)
(11,375)	Valeant Pharmaceuticals International, Inc.*	(628,810)
(5,383)	WellPoint, Inc.	(300,910)
		(4,688,022)
	INDUSTRIALS – 15.8%
(11,540)	AECOM Technology Corp.*	(260,689)
(12,050)	Albany International Corp. - Class A	(259,196)
(5,134)	Canadian National Railway Co.	(461,187)
(6,335)	CLARCOR, Inc.	(293,817)
(5,130)	Colfax Corp.*	(200,019)
(26,464)	CSX Corp.	(522,929)
(8,550)	Donaldson Co., Inc.	(287,109)
(4,840)	Eaton Corp.	(252,454)
(11,540)	EMCOR Group, Inc.	(379,089)
(11,460)	Fastenal Co.	(479,143)
(5,370)	Forward Air Corp.	(178,552)
(8,473)	General Dynamics Corp.	(563,455)
(41,007)	Heartland Express, Inc.	(563,026)
(29,210)	Pitney Bowes, Inc.	(326,860)
(22,813)	Republic Services, Inc.	(649,486)
(4,619)	Rockwell Collins, Inc.	(264,114)
		(5,941,125)
	INFORMATION TECHNOLOGY – 15.9%
(13,090)	Arris Group, Inc.*	(182,867)
(7,870)	Autodesk, Inc.*	(260,733)
(2,980)	Cognizant Technology Solutions Corp. - Class A*	(200,345)
(64,163)	Dell, Inc.	(618,531)
(19,832)	Fairchild Semiconductor International, Inc.*	(264,559)
(10,230)	Gartner, Inc.*	(489,812)
(4,634)	Harris Corp.	(218,401)
(14,309)	Infosys Ltd. - ADR	(636,035)
(17,640)	Jabil Circuit, Inc.	(335,160)
(19,450)	Logitech International S.A.	(138,095)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2012

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
(10,657)	Microchip Technology, Inc.	$(324,186)
(55,316)	SAIC, Inc.	(637,794)
(3,948)	SAP A.G. - ADR	(307,905)
(9,120)	Skyworks Solutions, Inc.*	(206,568)
(7,420)	Solera Holdings, Inc.	(384,059)
(24,014)	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	(414,722)
(9,870)	VeriSign, Inc.*	(336,863)
		(5,956,635)
	MATERIALS – 3.7%
(8,670)	Buckeye Technologies, Inc.	(240,332)
(6,610)	Domtar Corp.	(529,527)
(6,830)	International Flavors & Fragrances, Inc.	(444,155)
(4,556)	Scotts Miracle-Gro Co. - Class A	(188,892)
		(1,402,906)
	TELECOMMUNICATION SERVICES – 1.9%
(13,685)	America Movil S.A.B. de C.V. - ADR	(322,829)
(9,511)	Telefonica S.A. - ADR	(123,929)
(32,908)	Windstream Corp.	(275,769)
		(722,527)
	UTILITIES – 1.0%
(12,570)	Exelon Corp.	(379,865)

	TOTAL COMMON STOCKS (Proceeds $31,650,724)	(31,263,658)

	EXCHANGE-TRADED FUNDS – 3.9%
(14,130)	Materials Select Sector SPDR Fund	(518,571)
(6,050)	Powershares QQQ Trust Series 1	(398,090)
(4,697)	SPDR S&P Metals & Mining ETF	(199,294)
(6,538)	SPDR S&P Pharmaceuticals ETF	(367,501)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $1,472,911)	(1,483,456)

	TOTAL SECURITIES SOLD SHORT (Proceeds $33,123,635)	$(32,747,114)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Long security positions with a value of $38,111,463 have been segregated in connection with securities sold short.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SUMMARY OF INVESTMENTS
As of November 30, 2012

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	17.3%
Consumer Discretionary	16.8%
Industrials	15.6%
Health Care	13.1%
Consumer Staples	9.9%
Materials	4.5%
Financials	4.4%
Telecommunication Services	2.6%
Utilities	1.0%
Energy	0.8%
Total Common Stocks	86.0%
Exchange-Traded Funds	0.8%
Short-Term Investments	14.8%
Total Investments	101.6%
Liabilities in Excess of Other Assets	(1.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2012

Number of Shares		Value

	COMMON STOCKS – 98.9%
	CONSUMER DISCRETIONARY – 18.1%
1,156	Big 5 Sporting Goods Corp.	$16,184
1,084	Carriage Services, Inc.	12,043
52	Churchill Downs, Inc.	3,287
596	Culp, Inc.	8,487
290	Fisher Communications, Inc.	7,282
945	Flexsteel Industries, Inc.	18,796
1,728	Global Sources Ltd.*	10,437
803	Interval Leisure Group, Inc.	15,121
2,462	Isle of Capri Casinos, Inc.*	12,088
2,409	Journal Communications, Inc. - Class A*	13,514
3,144	LIN TV Corp. - Class A*	20,373
833	Luby's, Inc.*	5,298
2,537	Marine Products Corp.	13,903
295	Papa John's International, Inc.*	15,614
340	Saga Communications, Inc. - Class A	15,419
398	Shiloh Industries, Inc.	4,533
715	Shoe Carnival, Inc.	15,809
769	Standard Motor Products, Inc.	15,042
1,320	Stein Mart, Inc.*	11,273
		234,503
	CONSUMER STAPLES – 3.5%
881	Farmer Bros Co.*	9,788
632	Fresh Del Monte Produce, Inc.	16,400
619	Prestige Brands Holdings, Inc.*	13,370
367	Revlon, Inc. - Class A*	5,476
		45,034
	ENERGY – 0.9%
113	CVR Energy, Inc.*	5,169
256	Delek U.S. Holdings, Inc.	6,725
		11,894
	FINANCIALS – 26.7%
447	Baldwin & Lyons, Inc. - Class B	10,272
1,566	Calamos Asset Management, Inc. - Class A	15,347
277	Credit Acceptance Corp.*	25,556
2,700	Donegal Group, Inc. - Class A	37,341
173	Eagle Bancorp, Inc.*	3,370
1,130	EMC Insurance Group, Inc.	24,792
170	Epoch Holding Corp.	3,725
770	Fidelity Southern Corp.	6,922
654	Financial Institutions, Inc.	12,171

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2012

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
509	First Defiance Financial Corp.	$8,658
644	GAMCO Investors, Inc. - Class A	31,556
863	Global Indemnity PLC*	18,995
1,281	Investors Bancorp, Inc.	21,931
3,192	JMP Group, Inc.	16,758
658	KCAP Financial, Inc.	5,810
679	Lakeland Financial Corp.	16,798
681	Merchants Bancshares, Inc.	18,911
607	MetroCorp Bancshares, Inc.*	5,900
44	ProAssurance Corp.	3,990
439	Safety Insurance Group, Inc.	19,707
152	Sterling Financial Corp.	3,127
774	United Fire Group, Inc.	16,045
785	Washington Trust Bancorp, Inc.	19,798
		347,480
	HEALTH CARE – 5.5%
394	National Healthcare Corp.	17,624
1,639	Select Medical Holdings Corp.*	18,094
479	SurModics, Inc.*	9,647
721	Utah Medical Products, Inc.	25,480
		70,845
	INDUSTRIALS – 24.5%
131	Amerco, Inc.	15,721
392	American Railcar Industries, Inc.*	12,046
320	American Woodmark Corp.*	9,091
169	Apogee Enterprises, Inc.	3,873
1	Astronics Corp. - Class B*	23
349	Barrett Business Services, Inc.	11,604
392	CAI International, Inc.*	7,840
718	CDI Corp.	11,861
1,961	Columbus McKinnon Corp.*	29,337
216	Cubic Corp.	10,573
131	DXP Enterprises, Inc.*	6,326
1,482	Federal Signal Corp.*	8,714
692	Generac Holdings, Inc.	22,580
1,167	GP Strategies Corp.*	23,398
170	H&E Equipment Services, Inc.	2,644
149	Hurco Cos., Inc.*	3,578
58	Kadant, Inc.*	1,407
982	Kimball International, Inc. - Class B	12,255
63	LB Foster Co. - Class A	2,611

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2012

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
395	Lydall, Inc.*	$5,171
77	NACCO Industries, Inc. - Class A	4,106
177	On Assignment, Inc.*	3,528
98	Patrick Industries, Inc.*	1,703
954	Pike Electric Corp.*	9,445
245	Powell Industries, Inc.*	9,810
803	Rollins, Inc.	18,284
1,219	Steelcase, Inc. - Class A	14,189
1,190	Sypris Solutions, Inc.	4,855
382	Textainer Group Holdings Ltd.	11,529
1,689	TRC Cos., Inc.*	9,019
435	U.S. Ecology, Inc.	9,509
316	UniFirst Corp.	22,300
		318,930
	INFORMATION TECHNOLOGY – 16.0%
2,276	Aeroflex Holding Corp.*	14,749
649	Agilysys, Inc.*	5,296
355	Bel Fuse, Inc. - Class B	5,641
1,301	Daktronics, Inc.	13,609
1,495	DSP Group, Inc.*	8,850
112	Electronics for Imaging, Inc.*	2,056
623	EPIQ Systems, Inc.	7,470
638	ePlus, Inc.*	25,801
1,855	Exar Corp.*	15,211
240	Guidance Software, Inc.*	2,676
612	IntraLinks Holdings, Inc.*	4,033
514	Move, Inc.*	3,870
206	Oplink Communications, Inc.*	3,193
1,868	PC-Tel, Inc.	12,067
550	PDF Solutions, Inc.*	7,634
2,518	Pervasive Software, Inc.*	22,158
809	SS&C Technologies Holdings, Inc.*	19,084
363	Syntel, Inc.	21,838
830	Virtusa Corp.*	12,998
		208,234
	MATERIALS – 2.5%
986	Chase Corp.	17,009
225	Landec Corp.*	2,264
697	Tredegar Corp.	13,138
		32,411

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2012

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES – 1.2%
374	Southwest Gas Corp.	$15,686

	TOTAL COMMON STOCKS (Cost $1,252,805)	1,285,017

Principal Amount

	SHORT-TERM INVESTMENTS – 3.8%
$49,589	UMB Money Market Fiduciary Fund, 0.01%1	49,589

	TOTAL SHORT-TERM INVESTMENTS (Cost $49,589)	49,589

	TOTAL INVESTMENTS – 102.7% (Cost $1,302,394)	1,334,606
	Liabilities in Excess of Other Assets – (2.7)%	(34,888)

	TOTAL NET ASSETS – 100.0%	$1,299,718

PLC – Public Limited Company

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund
SUMMARY OF INVESTMENTS
As of November 30, 2012

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	26.7%
Industrials	24.5%
Consumer Discretionary	18.1%
Information Technology	16.0%
Health Care	5.5%
Consumer Staples	3.5%
Materials	2.5%
Utilities	1.2%
Energy	0.9%
Total Common Stocks	98.9%
Short-Term Investments	3.8%
Total Investments	102.7%
Liabilities in Excess of Other Assets	(2.7)%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

Zacks Funds
STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2012

	All-Cap Core Fund	Market Neutral Fund
Assets:
Investments in securities, at value (cost $22,080,038 and $33,386,931)	$26,388,624	$38,111,463
Cash	—	3,195,926
Cash deposited with broker for securities sold short	—	28,720,637
Receivables:
Fund shares sold	—	24,791
Investment securities sold	65,292	594,356
Dividends and interest	37,461	55,207
Prepaid expenses	13,706	9,173
Total assets	26,505,083	70,711,553
Liabilities:
Securities sold short, at value (proceeds $0 and $33,123,635)	—	32,747,114
Dividends and interest on securities sold short	—	47,875
Payables:
Investment securities purchased	—	200,838
Fund shares redeemed	—	118,445
Advisory fees	12,223	30,754
Distribution plan (Note 6)	11,300	9,058
Auditing fees	10,508	20,431
Fund accounting fees	6,401	9,321
Transfer agent fees and expenses	4,652	8,676
Custody fees	3,720	2,861
Fund administration fees	3,531	4,932
Trustees' fees and expenses	1,325	1,424
Chief Compliance Officer fees	964	1,193
Due to Custodian	—	372
Accrued other expenses	6,160	8,295
Total liabilities	60,784	33,211,589
Net Assets	$26,444,299	$37,499,964
Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$25,595,077	$51,119,673
Accumulated net investment income (loss)	21,797	(951,131)
Accumulated net realized loss on investments and securities sold short	(3,481,161)	(17,769,631)
Net unrealized appreciation on:
Investments	4,308,586	4,724,532
Securities sold short	—	376,521
Net Assets	$26,444,299	$37,499,964
Maximum Offering Price per Share:
Class A:
Net assets applicable to shares outstanding	$19,001,841	$33,725,477
Shares of beneficial interest issued and outstanding	1,089,213	2,462,623
Redemption price per share	$17.45	$13.69
Maximum sales charge (5.75% of offering price)*	1.06	0.84
Maximum offering price per share	$18.51	$14.53
Class C:
Net assets applicable to shares outstanding	$7,442,458	$3,774,487
Shares of beneficial interest issued and outstanding	448,657	284,698
Offering and redemption price per share**	$16.59	$13.26

*	On sales of $50,000 or more, the sales charge will be reduced.
**	Class C Shares of the Fund are subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on any shares sold within 12 months of owning them and 0.50% during months 13-18.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2012

Small-Cap
Core Fund
Assets:
Investments in securities, at value (cost $1,302,394)	$1,334,606
Receivables:
Investment securities sold	153,398
Dividends and interest	3,627
From Advisor	13,136
Prepaid expenses	3,526
Total assets	1,508,293

Liabilities:
Payables:
Investment securities purchased	154,216
Distribution plan (Note 6)	502
Auditing fees	15,047
Offering costs	15,000
Fund administration fees	4,737
Fund accounting fees	4,263
Transfer agent fees and expenses	4,055
Custody fees	3,522
Trustees' fees and expenses	1,319
Chief Compliance Officer fees	1,217
Accrued other expenses	4,697
Total liabilities	208,575

Net Assets	$1,299,718

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,252,274
Accumulated net investment income	11,535
Accumulated net realized gain on investments	3,697
Net unrealized appreciation on investments	32,212
Net Assets	$1,299,718

Shares of beneficial interest issued and outstanding	79,818
Offering and redemption price per share	$16.28

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENT OF OPERATIONS
For the Year Ended November 30, 2012

	All-Cap Core Fund	Market Neutral Fund
Investment Income:
Dividends (net of foreign withholding taxes of $2,963 and $823)	$485,057	$636,401
Interest	68	462
Total investment income	485,125	636,863

Expenses:
Advisory fees	218,826	410,776
Distribution fees - Class C (Note 6)	66,764	34,840
Distribution fees - Class A (Note 6)	44,096	84,646
Fund administration fees	41,257	44,362
Fund accounting fees	41,043	49,974
Transfer agent fees and expenses	40,692	41,399
Registration fees	31,085	32,478
Custody fees	15,505	12,967
Auditing fees	10,221	20,560
Shareholder reporting fees	9,834	8,997
Legal fees	9,528	10,028
Trustees' fees and expenses	6,621	6,021
Chief Compliance Officer fees	5,055	5,055
Miscellaneous	3,710	5,016
Insurance fees	1,498	2,114
Dividends on securities sold short and interest expense (net of foreign withholding taxes of $0 and $2,303)	—	1,010,913
Total expenses	545,735	1,780,146
Less: Advisory fees waived	(94,472)	(126,955)
Net expenses	451,263	1,653,191
Net investment income (loss)	33,862	(1,016,328)

Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short:
Net realized gain (loss) on:
Investments	1,000,604	5,623,794
Securities sold short	1	(4,177,561)
Total net realized gain	1,000,605	1,446,233
Net change in unrealized appreciation/depreciation on:
Investments	1,587,359	(204,771)
Securities sold short	—	274,466
Total net change in unrealized appreciation/depreciation	1,587,359	69,695
Net realized and unrealized gain on investments and securities sold short	2,587,964	1,515,928

Net Increase in Net Assets from Operations	$2,621,826	$499,600

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENT OF OPERATIONS
For the Year Ended November 30, 2012

Small-Cap
Core Fund
Investment Income:
Dividends	$21,034
Interest	5
Total investment income	21,039

Expenses:
Fund administration fees	40,107
Registration fees	28,734
Fund accounting fees	27,510
Transfer agent fees and expenses	20,588
Custody fees	18,145
Audit fees	15,047
Offering costs	9,903
Legal fees	7,321
Advisory fees	6,017
Trustees' fees and expenses	5,960
Chief Compliance Officer fees	4,487
Shareholder reporting fees	4,235
Miscellaneous	3,491
Distribution fees (Note 6)	1,671
Insurance fees	987
Total expenses	194,203
Less: Advisory fees waived	(6,017)
Less: Other expenses absorbed	(178,894)
Net expenses	9,292
Net investment income	11,747

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	11,737
Total net realized gain	11,737

Net change in unrealized appreciation/depreciation on investments	31,342
Total net change in unrealized appreciation/depreciation	31,342
Net realized and unrealized gain on investments	43,079

Net Increase in Net Assets from Operations	$54,826

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

	All-Cap Core Fund1
	Year Ended November 30, 2012	Year Ended November 30, 2011
Increase in Net Assets from:
Operations:
Net investment income (loss)	$33,862	$(17,462)
Net realized gain on investments	1,000,605	2,110,016
Net change in unrealized appreciation/depreciation on investments	1,587,359	(868,130)
Net increase in net assets resulting from operations	2,621,826	1,224,424

Capital Transactions:
Net proceeds from shares sold:
Class A	7,479,078	9,639,677
Class C	2,977,914	1,424,305
Cost of shares redeemed:
Class A*	(5,679,079)	(10,100,059)
Class C**	(1,619,715)	(1,968,613)
Net increase (decrease) from capital transactions	3,158,198	(1,004,690)

Total increase in net assets	5,780,024	219,734

Net Assets:
Beginning of year	20,664,275	20,444,541
End of year	$26,444,299	$20,664,275

Accumulated net investment income	$21,797	$—

Capital Share Transactions:
Shares sold:
Class A	443,287	613,178
Class C	185,434	94,046
Shares redeemed:
Class A	(338,529)	(664,642)
Class C	(100,723)	(128,296)
Net increase (decrease) from capital share transactions	189,469	(85,714)

1	Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund.
*	Net of redemption fee proceeds of $48 and $2,193, respectively.
**	Net of redemption fee proceeds of $703 and $469, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Market Neutral Fund
	Year Ended November 30, 2012	Year Ended November 30, 2011
Decrease in Net Assets from:
Operations:
Net investment loss	$(1,016,328)	$(969,385)
Net realized gain on investments and securities sold short	1,446,233	4,012,034
Net change in unrealized appreciation on investments and securities sold short	69,695	(1,776,693)
Net increase in net assets resulting from operations	499,600	1,265,956

Capital Transactions:
Net proceeds from shares sold:
Class A	20,197,280	26,079,975
Class C	1,864,910	1,300,053
Reinvestment of distributions:
Cost of shares redeemed:
Class A*	(25,737,852)	(29,699,491)
Class C**	(1,090,137)	(1,919,729)
Net decrease from capital transactions	(4,765,799)	(4,239,192)

Total decrease in net assets	(4,266,199)	(2,973,236)

Net Assets:
Beginning of year	41,766,163	44,739,399
End of year	$37,499,964	$41,766,163

Accumulated net investment income (loss)	$(951,131)	$—

Capital Share Transactions:
Shares sold:
Class A	1,480,414	1,997,728
Class C	141,144	102,368
Shares reinvested:
Shares redeemed:
Class A	(1,903,987)	(2,305,124)
Class C	(81,875)	(152,628)
Net decrease from capital share transactions	(364,304)	(357,656)

*	Net of redemption fee proceeds of $1,601 and $564, respectively.
**	Net of redemption fee proceeds of $0 and $608, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap Core Fund
		June 30, 2011*
	Year Ended	through
	November 30, 2012	November 30, 2011
Increase in Net Assets from:
Operations:
Net investment income (loss)	$11,747	$(23)
Net realized gain (loss) on investments	11,737	(8,230)
Net change in unrealized appreciation/depreciation on investments	31,342	870
Net increase (decrease) in net assets resulting from operations	54,826	(7,383)

Distributions to shareholders:
From net investment income	(106)	-
Total distributions to shareholders	(106)	-

Capital Transactions:
Proceeds from shares sold	1,506,107	100,000
Reinvestment of distributions	106	-
Cost of shares redeemed**	(353,832)	-
Net increase from capital transacations	1,152,381	100,000

Total increase in net assets	1,207,101	92,617

Net Assets:
Beginning of period	92,617	-
End of period	$1,299,718	$92,617

Accumulated net investment income	$11,535	$76

Capital Share Transactions:
Shares sold	95,988	6,667
Shares reinvested	7	-
Shares redeemed	(22,844)	-
Net increase from capital share transactions	73,151	6,667

*	Commencement of operations
**	Net of redemption fee proceeds of $1,703 and $0, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
STATEMENT OF CASH FLOWS
For the Year Ended November 30, 2012

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$499,600
Adjustments to reconcile net increase in net assets from operations to net cash from operating activities:
Purchase of investment securities	(27,492,558)
Sale of investment securities	38,051,149
Purchase of short-term investment securities, net	(2,592,094)
Closed short sale transactions	(57,237,072)
Proceeds from short sale transactions	48,956,663
Decrease in deposits with brokers for short sales	6,610,497
Decrease in dividends and interest receivable	42,372
Increase in receivables for investment securities sold	(174,532)
Increase in prepaid expenses	(590)
Increase in payables for investment securities purchased	167,125
Decrease in dividends and interest payable on securities sold short	(24,045)
Decrease in accrued expenses	(45,423)
Net realized gain on investment securities	(1,446,233)
Unrealized appreciation on investment securities	(69,695)
Net cash from operating activities	5,245,164

Cash Flows from Financing Activities:
Proceeds from shares sold	22,124,642
Payment on shares redeemed	(26,782,358)
Net cash used from financing activities	(4,657,716)

Net Increase in Cash	587,448

Cash:
Beginning balance	2,608,478
Ending balance	$3,195,926

See accompanying Notes to Financial Statements.

Zacks Funds
All-Cap Core Fund
FINANCIAL HIGHLIGHTS – Class A

Per share operating performance
For a capital share outstanding throughout each Period

Year Ended November 30, 2012	Year Ended November 30, 2011	Year Ended November 30, 2010	Year Ended November 30, 2009	Year Ended November 30, 2008

Net asset value, beginning of year	$15.50	$14.40	$12.95	$11.22	$18.94
Income from Investment Operations:
Net investment income (loss)	0.06	2	0.02	2	—	2	0.06	(0.01	)2
Net realized and unrealized gain (loss) on investments	1.89	1.08	1.50	1.67	(6.42)
Total from investment operations	1.95	1.10	1.50	1.73	(6.43)
Less Distributions:
From net investment income	—	—	(0.05)	—	—
From net realized gains	—	—	—	—	(1.29)
Total distributions	—	—	(0.05)	—	(1.29)
Net asset value, end of year	$17.45	$15.50	$14.40	$12.95	$11.22

Total return3	12.58%	7.64%	11.58%	15.42%	(36.40)%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$19,002	$15,260	$14,912	$19,577	$18,280

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.04%	2.02%	2.24%	2.07%	2.14%
After fees waived and expenses absorbed	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.04)%	(0.26)%	(0.42)%	(0.02)%	(0.58)%
After fees waived and expenses absorbed	0.35%	0.11%	0.17%	0.40%	(0.09)%

Portfolio turnover rate	50%	63%	64%	132%	116%

1	Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund.
2	Based on average shares outstanding during the period.
3
Total returns would have been lower had expenses not been waived or reimbursed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

Zacks Funds
All-Cap Core Fund
FINANCIAL HIGHLIGHTS – Class C

Per share operating performance
For a capital share outstanding throughout each Period

Year Ended November 30, 2012	Year Ended November 30, 2011	Year Ended November 30, 2010	Year Ended November 30, 2009	Year Ended November 30, 2008

Net asset value, beginning of year	$14.85	$13.89	$12.55	$10.95	$18.64
Income from Investment Operations:
Net investment income (loss)	(0.07	)2	(0.10	)2	—	2	(0.03)	(0.05	)2
Net realized and unrealized gain (loss) on investments	1.81	1.06	1.34	1.63	(6.35)
Total from investment operations	1.74	0.96	1.34	1.60	(6.40)
Less Distributions:
From net investment income	—	—	—	—	—
From net realized gains	—	—	—	—	(1.29)
Total distributions	—	—	—	—	(1.29)
Net asset value, end of year	$16.59	$14.85	$13.89	$12.55	$10.95

Total return3	11.72%	6.91%	10.68%	14.61%	(36.86)%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$7,442	$5,404	$5,532	$6,047	$2,699

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.79%	2.77%	2.99%	2.82%	2.89%
After fees waived and expenses absorbed	2.40%	2.40%	2.40%	2.40%	2.40%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.79)%	(1. 01)%	(1.17)%	(0.73)%	(1.33)%
After fees waived and expenses absorbed	(0.40)%	(0. 64)%	(0. 58)%	(0. 31)%	(0.84)%

Portfolio turnover rate	50%	63%	64%	132%	116%

1	Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund.
2	Based on average shares outstanding during the period.
3
Total returns would have been lower had expenses not been waived or reimbursed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of contingent deferred sales charge (“CDSC”) of 1% on certain redemptions of Class C shares made within one year of purchase and 0.50% if redeemed during months 13-18. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
FINANCIAL HIGHLIGHTS – Class A

Per share operating performance
For a capital share outstanding throughout each Period

	Year Ended November 30, 2012		Year Ended November 30, 2011		Year Ended November 30, 2010		Year Ended November 30, 2009	July 24, 2008* to November 30, 2008

Net asset value, beginning of period	$13.45		$12.91		$12.99		$14.66	$15.00
Income from Investment Operations:
Net investment loss	(0.36	)1	(0.35	)1	(0.30	)1	(0.37)	(0.05	)1
Net realized and unrealized gain (loss) on investments	0.60		0.89		0.22		(1.24)	(0.29)
Total from investment operations	0.24		0.54		(0.08)		(1.61)	(0.34)
Less Distributions:
From net investment income	—		—		—		(0.06)	—
From net realized gains	—		—		—		—	—
Total distributions	—		—		—		(0.06)	—
Net asset value, end of period	$13.69		$13.45		$12.91		$12.99	$14.66

Total return2	1.78%		4.18%		(0.62)%		(10.96)%	(2.27	)%3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$33,726		$38,809		$41,241		$91,846	$137,450

Ratio of expenses to average net assets5:
Before fees waived and expenses absorbed	4.70%		4.52%		4.38%		3.13%	2.27	%4
After fees waived and expenses absorbed	4.36%		4.22%		3.99%		3.04%	2.20	%4
Ratio of net investment loss to average net assets6:
Before fees waived and expenses absorbed	(2.99)%		(2.99)%		(2.56)%		(1.93)%	(1.09	)%4
After fees waived and expenses absorbed	(2.65)%		(2.69)%		(2.17)%		(1.84)%	(1.02	)%4

Portfolio turnover rate	80%		93%		79%		227%	25	%3

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2
Total returns would have been lower had expenses not been waived or reimbursed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

3	Not annualized.
4	Annualized.
5
Includes dividend and interest expense on securities sold short. For the periods ended November 30, 2012, 2011, 2010, 2009, and 2008, if these expenses were excluded, the ratio of expenses to average net assets before fee waived would have been 1.99%, 1.94%, 2.04%, 1.74%, and 1.72%, respectively; the ratio of expenses to average net assets after fees waived would have been 1.65%.

6
Includes dividend and interest expense on securities sold short. For the periods ended November 30, 2012, 2011, 2010, 2009, and 2008, if these expenses were excluded, the ratio of net investment income to average net assets before fee waived would have been (0.28)%, (0.42)%, (0.23)%, (0.55)%, and (0.55)%, respectively; the ratio of net investment income to average net assets after fees waived would have been 0.06%, (0.12)%, 0.17%, (0.45)%, and (0.47)%, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
FINANCIAL HIGHLIGHTS – Class C

Per share operating performance
For a capital share outstanding throughout each Period

	Year Ended November 30, 2012		Year Ended November 30, 2011		Year Ended November 30, 2010		Year Ended November 30, 2009	July 24, 2008* to November 30, 2008

Net asset value, beginning of period	$13.12		$12.69		$12.86		$14.63	$15.00
Income from Investment Operations:
Net investment loss	(0.45	)1	(0.44	)1	(0.30	)1	(0.43)	(0.08	)1
Net realized and unrealized gain (loss) on investments	0.59		0.87		0.13		(1.28)	(0.29)
Total from investment operations	0.14		0.43		(0.17)		(1.71)	(0.37)
Less Distributions:
From net investment income	—		—		—		(0.06)	—
From net realized gains	—		—		—		—	—
Total distributions	—		—		—		(0.06)	—
Net asset value, end of period	$13.26		$13.12		$12.69		$12.86	$14.63

Total return2	1.07%		3.39%		(1.32)%		(11.66)%	(2.47	)%3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,774		$2,957		$3,499		$8,971	$8,853

Ratio of expenses to average net assets5:
Before fees waived and expenses absorbed	5.45%		5.27%		5.13%		3.88%	3.00	%4
After fees waived and expenses absorbed	5.11%		4.97%		4.74%		3.79%	2.93	%4
Ratio of net investment loss to average net assets6:
Before fees waived and expenses absorbed	(3.74)%		(3.75)%		(3.33)%		(2.68)%	(1.83	)%4
After fees waived and expenses absorbed	(3.40)%		(3.45)%		(2.94)%		(2.59)%	(1.76	)%4

Portfolio turnover rate	80%		93%		79%		227%	25	%3

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of contingent deferred sales charge (“CDSC”) of 1% on certain redemptions of Class C shares made within one year of purchase and 0.50% if redeemed during months 13-18. If the sales charge was included total returns would be lower.

3	Not annualized.
4	Annualized.
5
Includes dividend and interest expense on securities sold short. For the periods ended November 30, 2012, 2011, 2010, 2009, and 2008, if these expenses were excluded, the ratio of expenses to average net assets before fee waived would have been 2.74%, 2.70%, 2.80%, 2.49%, and 2.46%, respectively; the ratio of expenses to average net assets after fees waived would have been 2.40%.

6
Includes dividend and interest expense on securities sold short. For the periods ended November 30, 2012, 2011, 2010, 2009, and 2008, if these expenses were excluded, the ratio of net investment income to average net assets before fee waived would have been (1.03)%, (1.17)%, (0.98)%, (1.30)%, and (1.28)%, respectively; the ratio of net investment income to average net assets after fees waived would have been (0.69)%, (0.87)%, (0.58)%, (1.20)%, and (1.21)%, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
Small-Cap Core Fund
FINANCIAL HIGHLIGHTS

Per share operating performance
For a capital share outstanding throughout each Period

June 30, 2011*
Year Ended	through
November 30, 2012	November 30, 2011
Net asset value, beginning of period	$13.89	$15.00
Income from Investment Operations:
Net investment income	0.27	1	-	1
Net realized and unrealized gain (loss) on investments	2.14	(1.11)
Total from investment operations	2.41	(1.11)
Less Distributions:
From net investment income	(0.02)	-
Total distributions	(0.02)	-
Net asset value, end of period	$16.28	$13.89

Total return2	17.33%	(7.40	%)3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,300	$93

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	29.04%	229.27	%4
After fees waived and expenses absorbed	1.39%	1.39	%4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(25.90%)	(227.94	%)4
After fees waived and expenses absorbed	1.75%	(0.06	%)4

Portfolio turnover rate	173%	105	%3

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2
Total returns would have been lower had certain expenses not been waived or reimbursed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2012

Note 1 – Organization
Zacks All-Cap Core Fund (formerly know as Zacks Multi-Cap Opportunities Fund), Zacks Market Neutral Fund and Zacks Small-Cap Core Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk.  The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation.  The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on June 30, 2011.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Short Sales
The Zacks Market Neutral Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2012

In conjunction with the use of short sales, the Fund may be required to maintain collateral in various forms. At November 30, 2012 such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of short sales, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At November 30, 2012, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Small-Cap Core Fund incurred offering costs of approximately $17,051, which were amortized over a one-year period from June 30, 2011 (commencement of operations).

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the year ended November 30, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2012

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”).  Under the terms of the Agreement, the Zacks All-Cap Core Fund, Zacks Market Neutral Fund and Zacks Small-Cap Core Fund pay a monthly investment advisory fee to the Advisor at the annual rate of 0.90%, 1.10% and 0.90% respectively, of each Funds’ average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.65% and 2.40% for Zacks All-Cap Core Fund and Zacks Market Neutral Funds’ average daily net assets for Class A Shares and Class C Shares, respectively through March 31, 2013.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.39% for Zacks Small-Cap Core Fund through June 30, 2013.

For the year ended November 30, 2012, the Advisor waived its fees and absorbed other expenses as follows:

	Advisory Fees	Other Expenses	Total
All-Cap Core Fund	$94,472	$-	$94,472
Market Neutral Fund	126,955	-	126,955
Small-Cap Core Fund	6,017	178,894	184,911
	$227,444	$178,894	$406,338

The Advisor may recover from each Fund fees and/or expenses previously waived and/or absorbed, if the Funds’ expense ratio, including the recovered expenses, falls below the current expense limit.  The Advisor is permitted to seek reimbursement from each Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture a portion of the amounts no later than November 30, of the years stated below:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund
2013:	$131,993	$252,611	$-
2014:	83,004	103,281	86,223
2015:	94,472	126,955	184,911
Potential Recoverable Expenses	$309,469	$482,847	$271,134

Grand Distribution Services, LLC (“GDS”) serves as the Funds’ Distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Funds’ fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMBFS also serves as the Funds’ transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Funds’ custodian.

The amount of net selling commissions from the Funds’ Class A Shares and deferred sales charges from the Funds’ Class C Shares retained by the Distributor, Advisor and/or a broker-dealer affiliated with the Advisor for the year ended November 30, 2012 were as follows:

	Class A Net Selling Commissions	Class C Deferred Sales Charge
All-Cap Core Fund	$ 40,898	$ 640
Market Neutral Fund	$ 23,773	$ 1,456

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the year ended November 30, 2012, the Funds’ allocated fees accrued for non-interested Trustees are reported on the Statements of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees accrued for CCO services for the year ended November 30, 2012 are reported on the Statements of Operations.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2012

Note 4 – Federal Income Taxes
At November 30, 2012, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund

Cost of investments	$22,171,459	$33,423,634	$1,302,819

Proceeds from securities sold short	$-	$(32,478,794)	$-

Gross unrealized appreciation	$4,733,022	$7,294,664	$69,380
Gross unrealized depreciation	(515,857)	(2,875,155)	(37,593)
Net unrealized appreciation (depreciation) on investments and securities sold short	$4,217,165	$4,419,509	$31,787

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These classifications have no effect on net assets or net asset value per share. For the year ended November 30, 2012 permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income and accumulated net realized gain as follows:

	Capital	Accumulated net investment income (loss)	Accumulated net realized gain (loss)
All-Cap Core Fund	$(61)	$(12,065)	$12,126
Market Neutral Fund	(82,867)	65,197	17,670
Small-Cap Core Fund	1	(182)	181

As of November 30, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund

Undistributed ordinary income	$21,797	$-	$15,595
Undistributed long-term gains	-	-	62
Tax accumulated earnings	21,797	-	15,657
Accumulated capital and other losses	$(3,389,740)	$(18,039,218)	$-
Unrealized appreciation on investments	4,217,165	4,419,509	31,787

Total accumulated earnings (deficit)	$849,222	$(13,619,709)	$47,444

The tax character of distributions paid during the fiscal year ended November 30, 2012 and 2011 were as follows:

	All-Cap Core Fund		Market Neutral Fund		Small-Cap Core Fund

	11/30/12	11/30/11	11/30/12	11/30/11	11/30/12	11/30/11
Distributions paid from:
Ordinary income	$-	$-	$-	$-	$106	$-
Long-term capital gains	-	-	-	-	-	-
Total distributions	$-	$-	$-	$-	$106	$-

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2012

At November 30, 2012, the Funds had accumulated capital loss carryforwards as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund
For losses expiring November 30,
2017	$3,314,333	$14,959,700	$-
2018	-	1,737,635	-
2019	-	-	-
Not subject to expiration:
Short-tem	-	-	-
	$3,314,333	$16,697,335	$-

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.  During the year ended November 30, 2012, the All-Cap Core, Market Neutral and Small-Cap Core Funds utilized $950,363, $1,588,591 and $6,869 of their capital loss carryovers, respectively.

Due to the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Capital losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.  As of November 30, 2012, the All-Cap Core and Market Neutral Funds had $75,407 and $390,752 of post-October losses, respectively, which are deferred until December 1, 2012 for tax purposes.

As of November 30, 2012, the Market Neutral Fund had $951,131 of qualified late-year ordinary loss which are deferred until fiscal year 2013 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 5 – Investment Transactions
For the year ended November 30, 2012, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
All-Cap Core Fund	$14,895,405	$11,826,090
Market Neutral Fund	27,492,559	38,051,149
Small-Cap Core Fund	2,284,747	1,134,454

Note 6 – Distribution Plan
Zacks All-Cap Core Fund and Zacks Market Neutral Fund have adopted a distribution and service plan (the “Plan”) with respect to its Class A Shares and Class C Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds pay distribution fees in connection with the sale and distribution of its shares and pays service fees in connection with the provision of services to shareholders of each class and the maintenance of shareholder accounts. Annual fees under the Plan, of up to .25% of Class A average daily net assets and up to 1.00% of Class C average daily net assets, are accrued daily. Zacks Small-Cap Core Fund has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays distribution fees in connection with the sale and distribution of its shares and pays service fees in connection with the provision of services to shareholders and the maintenance of shareholder accounts. Annual fees under the Plan, of up to .25% of average daily net assets, are accrued daily. The 12b-1 plan is used to induce or compensate financial intermediaries to provide distribution and/or services to the Funds and their shareholders.

For the year ended November 30, 2012, distribution and service fees incurred are disclosed on the Statement of Operations.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2012

Note 7 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Funds has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2012, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$25,896,490	$-	$-	$25,896,490
Exchange Traded Funds	192,563	-	-	192,563
Short-Term Investments	299,571	-	-	299,571
Total Investments	$26,388,624	$-	$-	$26,388,624

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2012

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks1	$32,267,770	$-	$-	$32,267,770
Exchange Traded Funds	286,944	-	-	286,944
Short-Term Investments	5,556,749	-	-	5,556,749
Total Assets	$38,111,463	$-	$-	$38,111,463

Liabilities
Securities Sold Short
Common Stocks1	$(31,263,658)	$-	$-	$(31,263,658)
Exchange Traded Funds	(1,483,456)	-	-	(1,483,456)
Total Liabilities	$(32,747,114)	$-	$-	$(32,747,114)

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$1,285,017	$-	$-	$1,285,017
Short-Term Investments	49,589	-	-	49,589
Total Investments	$1,334,606	$-	$-	$1,334,606

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 9 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds did not hold any securities requiring disclosure.

Note 10 – Recently Issued Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board (“FASB”) issued Account Standards Update (“ASU”) No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Note 11 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Funds’ financial statements. On January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) will succeed GDS as the Distributor to the Funds. IMST Distributors is not affiliated with the Trust or any of its service providers.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Investment Managers Series Trust

We have audited the accompanying statements of assets and liabilities of the Zacks All-Cap Core Fund, Zacks Market Neutral Fund and Zacks Small-Cap Core Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of November 30, 2012, with respect to Zacks All-Cap Core Fund, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, with respect to Zacks Market Neutral Fund, the related statement of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period July 24, 2008 (commencement of operations) to November 30, 2008, and with respect to Zacks Small-Cap Core Fund, the related statement of operations for the year then ended, the statement of changes in net assets, and the financial highlights for the year then ended and for the period June 30, 2011 (commencement of operations) to November 30, 2011.  These financial statements and financial highlights are the responsibility of the Funds’ management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.   Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of November 30, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Zacks All-Cap Core Fund, Zacks Market Neutral Fund and Zacks Small-Cap Core fund as of November 30, 2012, and the results of their operations and cash flows (with respect to Zacks Market Neutral Fund), the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 22, 2013

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Corporate Dividends Received Deduction

For the fiscal year ended November 30, 2012, 100.00% of the dividends paid from net investment income qualifies for the dividends received deduction available to corporate shareholders of the Small-Cap Core Fund.

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, the Small-Cap Core Fund designates income dividends of 100.00% as qualified dividend income paid during the fiscal year ended November 30, 2012.

Trustees and Officer Information
Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling 1-888-453-4003.  The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
“Independent” Trustees:
Charles H. Millera (born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data Corporation, a Broadridge company, a provider of technology and services to asset management firms (1997-present).	53	None.
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present).	53	None.
William H. Young a (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Consultant-Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003-2006); Ex-officio Board Member of the National Investment Company Service Association and past President and Chairman (1995-1997); Senior Vice President, Oppenheimer Management Company (1983-1996).	53	None.
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the Fund’s distributor and custodian (2006-present); Consultant to Jefferson Wells International, a provider of professional services for multiple industries, including financial services organizations (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006).	53	None.
Eric M. Banhazlb† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present); Senior Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 – 2006).	53	None.

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Officers of the Trust
Rita Damb (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006).	N/A	N/A
Joy Ausilib (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006).	N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998).
			N/A	N/A
Robert Tuszynski a (born 1959) Vice President	Since March 2010	Senior Vice President, Director of Distribution Services, UMB Fund Services, Inc. (2008 – present); Vice President and CCO, CUNA Mutual Fund Group (2004 – 2008).	N/A	N/A
Todd Cippermanb (born 1966) Chief Compliance Officer (“CCO”)	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present).	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233-2301.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne, PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an “interested person” of the Trust by virtue of his position with the Fund’s distributor, Grand Distribution Services, LLC  and its affiliates, UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

Zacks Small-Cap Core Fund, Zacks Market Neutral Fund and Zacks All-Cap Core Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At in-person meetings held on August 14-15, 2012 and September 26-27, 2012, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Zacks Investment Management, Inc. (the “Investment Advisor”) with respect to the Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”), Zacks Market Neutral Fund (the “Market Neutral Fund”) and Zacks All-Cap Core Fund (the “All-Cap Core Fund”) series of the Trust (each, a “Fund” and together, the “Funds”) for an additional one-year term.  In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of each Fund and its shareholders.

Background
In advance of the meeting, the Board received information about each Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. The Board considered information reviewed by the Board during the year at other Board and committee meetings.  Before voting on the Advisory Agreement, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of each Fund compared with returns of its benchmark index, (i) with respect to the Small-Cap Core Fund, for the three-month, year-to-date and one-year periods ended June 30, 2012, (ii) with respect to the Market Neutral Fund, for the three-month, year-to-date, one-year and three-year periods ended June 30, 2012, and (iii) with respect to the All-Cap Core Fund, for the three-month, year-to-date, one-year, three-year and five-periods ended June 30, 2012, and with a select group of comparable funds selected by Morningstar, Inc. (each, a “Peer Group”) from the relevant category (each, a “Universe”) selected by Morningstar, Inc. for the same time periods.  With respect to the performance results of each Fund, the Board noted that the materials they reviewed indicated the following:

•	The annualized total return of the Small-Cap Core Fund exceeded the return of the Russell 2000 Index and the median returns of the funds in the Peer Group and Universe for the one-year period.
•
The annualized total returns of the Market Neutral Fund exceeded the returns of the Citigroup 3-Month T-Bill Index and the median returns of the funds in the Peer Group and Universe for the one- and three-year periods.

•
The annualized total returns of the All-Cap Core Fund for the one-, three- and five-year periods exceeded the returns of the Russell 3000 Index and the median returns of the funds in the Peer Group and Universe, except for the Russell 3000 Index for the three-year period.

The Board considered the overall quality of services provided by Investment Advisor to each Fund.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, the commitment of the Investment Advisor to each Fund’s growth, and the Investment Advisor’s compliance structure and compliance procedures. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Investment Advisor to each Fund were satisfactory.

Zacks Small-Cap Core Fund, Zacks Market Neutral Fund and Zacks All-Cap Core Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fee and Expense Ratios
With respect to the advisory fees and total expenses paid by each Fund, the Board noted that the meeting materials indicated the following:

•
The investment advisory fees (gross of fee waivers) and the total expenses paid by the Small-Cap Core Fund (net of waivers) exceeded and were lower than the medians of the funds in the Peer Group and Universe, respectively.

•
The investment advisory fees (gross of fee waivers) and the total expenses paid the Market Neutral Fund (net of fee waivers) were lower than the medians of the funds in the Fund’s Peer Group and Universe.

•
The investment advisory fees (gross of fee waivers) and the total expenses paid by the All-Cap Core Fund (net of fee waivers) were higher than the medians of the funds in the Fund’s Peer Group and Universe, though in neither case were they the highest in the Peer Group.

The Board also noted that the Investment Advisor was currently waiving its entire advisory fee and subsidizing expenses of the Small-Cap Core Fund, and was waiving a significant portion of its advisory fees with respect to each of the All-Cap Core Fund and Market Neutral Fund.  The Board noted that the fees charged by the Investment Advisor to each Fund are higher than the fees it charges with respect to institutional separate account clients. The Board considered, however, that the Investment Advisor oversees each Fund’s compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s other clients, and that the Investment Advisor had contractually agreed to limit each Fund’s expenses.  The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement with respect to each Fund is fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to each Fund, noting that the advisor’s relationship with the Small-Cap Core Fund was not profitable for the Investment Advisor, and they determined that the Investment Advisor’s profitability with respect to each other Fund was reasonable. The Board also considered the benefits received by the Investment Advisor and its affiliates as a result of the Investment Advisor’s relationship with each Fund, including investment advisory fees paid to the Investment Advisor, 12b-1 distribution fees paid to the Investment Advisor’s affiliates, any research received from broker-dealers executing transactions on behalf of the Fund and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory fee breakpoints, the asset level of each Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of each Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

Zacks Funds
EXPENSE EXAMPLE
For the Six Months Ended November 30, 2012 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A Shares and contingent deferred sales charges on redemption of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 6/1/12 to 11/30/12.

Actual Expenses
The information in the rows titled “Actual Performance” of the tables below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the rows titled “Hypothetical (5% annual return before expenses)” of the tables below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Zacks Funds
EXPENSE EXAMPLE
For the Six Months Ended November 30, 2012 (Unaudited)

		Beginning Account Value	Ending Account Value	Expense Paid During Period*
Zacks All-Cap Core Fund		6/1/12	11/30/12	6/1/12 – 11/30/12
Class A	Actual Performance	$1,000.00	$ 1,080.50	$8.58
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.75	8.32
Class C	Actual Performance	1,000.00	1,075.90	12.46
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.00	12.08

*
Expenses are equal to the Fund’s annualized expense ratio of 1.65% and 2.40% for Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expense Paid During Period*
Zacks Market Neutral Fund		6/1/12	11/30/12	6/1/12 – 11/30/12
Class A	Actual Performance	$1,000.00	$987.70	$21.30
	Hypothetical (5% annual return before expenses)	1,000.00	1,003.57	21.47
Class C	Actual Performance	1,000.00	984.40	25.08
	Hypothetical (5% annual return before expenses)	1,000.00	999.72	25.27

*
Expenses are equal to the Fund’s annualized expense ratio of 4.29% and 5.06% for Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

	Beginning Account Value	Ending Account Value	Expense Paid During Period*
Zacks Small-Cap Core Fund	6/1/12	11/30/12	6/1/12 – 11/30/12
Actual Performance	$1,000.00	$1,103.70	$7.30
Hypothetical (5% annual return before expenses)	1,000.00	1,018.06	7.01

*
Expenses are equal to the Fund’s annualized expense ratio of 1.39%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks All-Cap Core Fund
Zacks Market Neutral Fund
Zacks Small-Cap Core Fund
Each a series of the Investment Managers Series Trust

Advisor
Zacks Investment Management, Inc.
1 South Wacker Drive, Suite 2700
Chicago, Illinois 60606

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Zacks All-Cap Core Fund Class A	CZOAX	461418 204
Zacks All-Cap Core Fund Class C	CZOCX	461418 105
Zacks Market Neutral Fund Class A	ZMNAX	461418 709
Zacks Market Neutral Fund Class C	ZMNCX	461418 808
Zacks Small-Cap Core Fund	ZSCCX	461418 428

Privacy Principles of the Zacks Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  http://www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; and information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090 or by calling the Funds at (888) 453-4003.

Householding Mailing
To reduce expenses, the Trust may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 453-4003 (or contact your financial institution).  The Funds will begin sending you individual copies thirty days after receiving your request.

Zacks Funds
P.O. Box 2175
Milwaukee, Wisconsin 53202
Toll Free: 1-888-453-4003

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-453-4003.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2012	FYE 11/30/2011
Audit Fees	$37,500	$37,500
Audit-Related Fees	N/A	N/A
Tax Fees	$7,500	$7,500
All Other Fees*	$1,000	$1,000
* $1,000 for each additional state returns filed.

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2012	FYE 11/30/2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 11/30/2012	FYE 11/30/2011
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	3/26/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	3/26/13

By (Signature and Title)	/s/Rita Dam
Rita Dam, Treasurer

Date	3/26/13